Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Schedule of Impact in Consolidated Financial Statements upon Application of Hyperinflation (Parenthetical) (Detail)
$ in Thousands, $ in Millions
	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of corporate information [Line Items]
Hyperinflation adjustment	$ (15,826,934)
Net effect	139,557,171	$ 7,090	$ 100,143,303	$ 109,610,310
Argentina [member] | Impact of application of hyperinflation adjustments in 2018 [member]
Disclosure of corporate information [Line Items]
Hyperinflation adjustment	15,826,934
Net effect	$ 945,647